Document and Entity Information	Aug. 23, 2019
Document Information [Line Items]
Entity Incorporation, State or Country Code	L2
Country Region	41
City Area Code	22
Local Phone Number	816.1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares
Trading Symbol	WFTIQ
Entity Tax Identification Number	98-0606750
Entity Address, Address Line One	Westrasse 1
Entity Address, City or Town	6340 Barr
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH 6340
Entity Registrant Name	Weatherford International plc
Entity Central Index Key	0001603923
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2019
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Entity File Number	001-36504